Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of unfunded commitments

	Total Unfunded Commitments
Category / Portfolio Company (1)	June 30, 2023		December 31, 2022
Allvue Systems (Revolver)	58		26
Apptio, Inc. (Revolver)	229		131
Galls LLC (Revolver)	176		170
Polyvision Corp. (Revolver)	—		5
PSI Services LLC (Revolver)	—	(2)	—	(2)
Wide Orbit (Revolver)	—		293
Total Unfunded Commitments	$463		$625

(1)	May pertain to commitments to one or more entities affiliated with the named portfolio company.

(2)	Amount is less than $1,000.